Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 28, 2016	Dec. 31, 2012	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2017	May 31, 2015	May 15, 2015	Apr. 30, 2015	Apr. 15, 2015	Apr. 01, 2015	Apr. 30, 2013
Debt Instrument [Line Items]
Interest expense on borrowings			$ 129,000	$ 72,000	$ 100,000
Accretion of deferred closing costs			7,000	5,000	7,400
Line of credit facility, maximum borrowing capacity													$ 6,000,000
Long term debt	$ 8,000,000		8,000,000		$ 6,000,000					$ 2,000,000		$ 4,000,000
Unamortized debt discount							$ 3,000
Long term debt, maturity year					2018
Closing costs recorded in the long-term debt					$ 24,000
Accretion of scheduled final payment			$ 224,000	$ 64,000	$ 100,000
Detachable Warrants
Debt Instrument [Line Items]
Unamortized debt discount							7,000
New Term Loan
Debt Instrument [Line Items]
Debt instrument, maturity date			Jun. 01, 2020
Long term debt	8,000,000
Debt Instrument, Payment Terms			The Company is required to pay accrued interest only through December 31, 2017 on the outstanding amount, followed by 30 equal payments of principal and accrued interest.		The Company is required to pay accrued interest only for a period of 12 months from the date of each advance, followed by 30 equal monthly payments of principal and accrued interest.
Final payment during maturity			$ 500,000		$ 300,000
Final payment during maturity, percentage			6.50%		5.50%
Repay all the amount outstanding under the original loan agreement	$ 5,300,000
New Term Loan | Scenario Forecast
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity								$ 7,000,000
New Term Loan | Prime Rate
Debt Instrument [Line Items]
Interest rate					0.50%
New Term Loan | Prepayment prior to September 28, 2017
Debt Instrument [Line Items]
Prepayment fee percentage of the original principal amount of the aggregate term loans			3.00%
New Term Loan | Prepayment between September 28, 2017 and May 31, 2020
Debt Instrument [Line Items]
Prepayment fee percentage of the original principal amount of the aggregate term loans			2.00%
Note Purchase Agreement
Debt Instrument [Line Items]
Interest expense on borrowings					$ 0	$ 5,000
Accretion of deferred closing costs					0	0
Loan Agreement
Debt Instrument [Line Items]
Interest expense on borrowings					$ 0	$ 2,000
Line of credit facility, maximum borrowing capacity														$ 125,000
Interest rate on loan agreement														4.25%
Long term debt							125,000
Debt instrument, maturity period					2016-02
Payment of license fees							$ 2,500,000
Unsecured Note Purchase Agreement
Debt Instrument [Line Items]
Issuance of promissory notes		$ 150,000
Line of credit facility, maximum borrowing capacity		$ 150,000
Debt instrument, interest rate		5.00%
Debt instrument, maturity date		Dec. 31, 2017
Debt instrument description			All unpaid principal, together with the balance of unpaid and accrued interest, were due and payable on demand at any time after the earlier of (i) the maturity date of December 2017, (ii) the date on which the Company has achieved sustainable profitability for a period of at least two consecutive fiscal years in accordance with generally accepted accounting principles, (iii) without the prior written consent of the lender, the date on which an equity financing of the Company in which the Company issues shares of common stock, preferred stock or other equity interests in the Company in a transaction or series of related transactions and receives an investment of cash in consideration of such issuance in the amount of not less than $7.0 million or consolidation of the Company or the sale or transfer by the Company’s stockholders of capital stock of the Company representing more than 50% of the voting power occurs or (iv) upon or after the occurrence of an event of default. The repayment acceleration provision specifically excluded the Series A-1 Preferred Stock financing that occurred in January 2013.
Capital Stock Voting Percentage		50.00%
Unsecured Note Purchase Agreement | Series A Preferred Stock
Debt Instrument [Line Items]
Promissory notes converted into preferred stock		60,291
Unsecured Note Purchase Agreement | Minimum
Debt Instrument [Line Items]
DebtInstrumentDescription		$ 7,000,000
Silicon Valley Bank , MidCap Funding XII Trust and MidCap Financial Trust
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 6,000,000		$ 6,000,000
Silicon Valley Bank , MidCap Funding XII Trust and MidCap Financial Trust | New Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 15,000,000
Interest rate			7.00%
Debt instrument, description of variable rate basis			30-day U.S. LIBOR
Silicon Valley Bank , MidCap Funding XII Trust and MidCap Financial Trust | New Term Loan | Prime Rate
Debt Instrument [Line Items]
Interest rate			0.50%